Reserves for Future Policy Benefits and Claims Payable	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Reserves for Future Policy Benefits and Claims Payable	Reserves for Future Policy Benefits and Claims Payable
This note is recast for the adoption of LDTI for 2022 and 2021.

Reserves for Future Policy Benefits

For non-participating traditional and limited-payment insurance contracts, the reserve for future policy benefits represents the present value of estimated future policy benefits to be paid to or on behalf of policyholders in future periods and certain related expenses less the present value of estimated future net premiums.
Reserves for future policy benefits for non-participating traditional and limited-payment insurance contracts are measured using the net premium ratio (NPR) measurement model. The NPR measurement model accrues for future policy benefits in proportion to the premium revenue recognized. The reserve for future policy benefits is derived from the Company's best estimate of future net premium and future benefits and expenses, which is based on best estimate assumptions including mortality, persistency, claims expense, and discount rate. On an annual basis, or as circumstances warrant, we conduct a comprehensive review of our current best estimate assumptions based on our experience, industry benchmarking, and other factors, as applicable. Expense assumptions are updated based on estimates of expected non-level costs, such as termination or settlement costs, and costs after the premium-paying period and exclude acquisition costs or any costs that are required to be charged to expenses as incurred. Updates to assumptions are applied on a retrospective basis, and the change in the reserve for future policy benefits resulting from updates to assumptions is reported separately on the Consolidated Income Statements within the (Gain) loss from updating future policy benefits cash flow assumptions, net. Each reporting period the reserve for future policy benefits is updated to reflect actual experience to date.

The Company establishes cohorts, which are product groupings used to measure reserves for future policy benefits. In determining cohorts, the Company considered both qualitative and quantitative factors, including the issue year, type of product, product features, and legal entity.

The discount rate used to estimate reserves for future policy benefits is consistent with an upper-medium grade (low-credit risk) fixed-income corporate instrument yield, which has been interpreted to represent a single-A corporate instrument yield. This discount rate curve is determined by fitting a parametric function to yields to maturity and related times to maturity of market observable single-A rated corporate instruments. The discount rate used to recognize interest accretion on the reserves for future policy benefits is locked at the initial measurement of the cohort. Each reporting period, the reserve for future policy benefits is remeasured using the current discount rate. The difference between the reserve calculated using the current discount rate and the reserve calculated using the locked-in discount rate is recorded in other comprehensive income.

For limited-payment insurance contracts, premiums are paid over a period shorter than the period over which benefits are provided. Gross premiums received in excess of the net premium are deferred and recognized as a deferred profit liability ("DPL"). The DPL is included within the reserve for future policy benefits and profits are recognized in income as a component of benefit expenses on a constant relationship with the amount of expected future benefit payments. Interest is accreted on the balance of the DPL using the discount rate locked in at the initial measurement of the cohort. Measurement of the DPL uses best estimate assumptions for mortality. These assumptions are similarly subject to the annual review process discussed above.

Additional Liabilities - Universal Life-type

For universal life-type insurance contracts, a liability is recognized for the policyholder’s account value as discussed further in Note 10 of the Notes to Consolidated Financial Statements. Where these contracts provide additional benefits beyond the account balance or base insurance coverage that are not market risk benefits or embedded derivatives, liabilities in addition to the policyholder’s account value are recognized. These additional liabilities for annuitization, death and other insurance benefits are reported within reserves for future policy benefits and claims payable. The methodology uses a benefit ratio defined as a constant percentage of the assessment base. This ratio is multiplied by current period assessments to determine the reserve accrual for the period. The assumptions used in the measurement of the additional liabilities for annuitization, death and other insurance benefits are based on best estimate assumptions including mortality, persistency, investment returns, and discount rates. These assumptions are similarly subject to the annual review process discussed above. As available-for-sale debt securities are carried at fair value, an adjustment is made to these additional liabilities equal to the change in liability that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available-for-sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income.

See Note 10 of the Notes to Consolidated Financial Statements for more information regarding other contract holder funds.
Other Future Policy Benefits and Claims Payable

In conjunction with a prior acquisition, the Company recorded a fair value adjustment at acquisition related to certain annuity and interest-sensitive liability blocks of business to reflect the cost of the interest guarantees within the in-force liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate at acquisition. This adjustment is included in other future policy benefits and claims payable as disclosed in the table below. This liability is remeasured at the end of each period, taking into account changes in the in-force block. Any resulting change in the liability is recorded as a Gain (loss) from updating future policy benefits cash flow assumptions, net through the Consolidated Income Statements.

In addition, annuity and life claims liabilities in course of settlement are included in other future policy benefits and claims payable as disclosed in the table below.

The following table summarizes the Company’s reserves for future policy benefits and claims payable balances (in millions):

	December 31,
	2022	2021
Reserves for future policy benefits
Payout Annuities	$1,037	$1,246
Closed Block Life	4,161	5,449
Closed Block Annuity	4,434	5,739
Reserves for future policy benefits	9,632	12,434
Additional liabilities
Closed Block Life	1,131	1,173
Other future policy benefits and claims payable	1,537	1,570
Reserves for future policy benefits and claims payable	$12,300	$15,177

The following tables present the roll-forward of components of reserves for future policy benefits (in millions):

	Present Value of Expected Net Premiums
	Year Ended December 31,			Year Ended December 31,
	2022			2021
	Payout	Closed Block	Closed Block	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity	Annuities	Life	Annuity
Balance, beginning of year	$—	$1,464	$—	$—	$1,440	$—
Beginning of period cumulative effect of changes in discount rate assumptions	—	(157)	—	—	(191)	—
Beginning balance at original discount rate	—	1,307	—	—	1,249	—
Effect of changes in cash flow assumptions	—	242	—	—	—	—
Effect of actual variances from expected experience	—	1	—	—	146	—
Balance adjusted for variances from expectation	—	1,550	—	—	1,395	—
Issuances	—	6	—	—	4	—
Interest accrual	—	39	—	—	48	—
Net premiums collected	—	(147)	—	—	(140)	—
Ending balance at original discount rate	—	1,448	—	—	1,307	—
End of period cumulative effect of changes in discount rate assumptions	—	(161)	—	—	157	—
Balance, end of year	$—	$1,287	$—	$—	$1,464	$—

	Present Value of Expected Future Policy Benefits
	Year Ended December 31,			Year Ended December 31,
	2022			2021
	Payout	Closed Block	Closed Block	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity	Annuities	Life	Annuity
Balance, beginning of year	$1,246	$6,913	$5,739	$1,293	$7,647	$6,343
Beginning of period cumulative effect of changes in discount rate assumptions	(84)	(349)	(689)	(144)	(660)	(997)
Beginning balance at original discount rate (including DPL of $38, $0 and $459 in 2022, and, $46, $0 and $452 in 2021 for payout annuities, closed block life and closed block annuity, respectively)	1,162	6,564	5,050	1,149	6,987	5,346
Effect of changes in cash flow assumptions	4	331	(15)	—	—	—
Effect of actual variances from expected experience	(38)	38	(34)	(53)	193	(3)
Balance adjusted for variances from expectation	1,128	6,933	5,001	1,096	7,180	5,343
Issuances	126	14	4	146	12	6
Interest accrual	40	209	210	42	220	222
Benefits payments	(126)	(750)	(506)	(122)	(848)	(521)
Ending balance of original discount rate (including DPL of $40, $0 and $671 in 2022, and, $38, $0 and $459 in 2021 for payout annuities, closed block life and closed block annuity, respectively)	1,168	6,406	4,709	1,162	6,564	5,050
End of period cumulative effect of changes in discount rate assumptions	(131)	(958)	(275)	84	349	689
Balance, end of year	$1,037	$5,448	$4,434	$1,246	$6,913	$5,739

Reserves for future policy benefits	1,037	4,161	4,434	1,246	5,449	5,739
Less: Reinsurance recoverable	71	2,263	2	51	2,855	2
Reserves for future policy benefits, after reinsurance recoverable	$966	$1,898	$4,432	$1,195	$2,594	$5,737

The following table presents the weighted average duration of the reserves for future policy benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity
December 31, 2022
Weighted average duration (years)	6.9	7.8	7.0
December 31, 2021
Weighted average duration (years)	7.8	9.5	8.5

The significant assumptions used in the future policy benefits calculation consist of mortality, persistency, and discount rate. We have undertaken a comprehensive review of the significant assumptions used in the future policy benefits calculation. No significant changes were made to the mortality or persistency assumptions during 2021. During 2022, increase in benefits from active life reserves for certain Closed Block Life policies resulted in an increase in the liability for future policy benefits. However, this business is fully reinsured, resulting in no impact to the Company. No other significant changes were made during 2022.

The discount rate assumption was updated based on current market data. Discount rates increased in the first quarter of 2021 primarily due to the increase in risk-free rates, but then remained stable through the remainder of 2021. Discount rates increased substantially throughout 2022 primarily due to increases in risk-free rates which resulted in a decrease in the liability for future policy benefits. Refer to the roll-forward above for further details.
The following table presents the amount of undiscounted and discounted expected future gross premiums and expected future benefit payments for future policy benefits for non-participating traditional and limited-payment insurance contracts (in millions). The discounted premiums are calculated using the current discount rate, while the undiscounted cash flows represent the gross cash flows before any discounting is applied:

	December 31,
	2022		2021
	Undiscounted	Discounted	Undiscounted	Discounted
Payout Annuities
Expected future benefit payments	$1,541	$999	$1,525	$1,209
Expected future gross premiums	—	—	—	—
Closed Block Life
Expected future benefit payments	8,751	5,578	8,853	7,050
Expected future gross premiums	5,976	3,489	6,174	4,611
Closed Block Annuity
Expected future benefit payments	5,834	3,729	6,799	5,256
Expected future gross premiums	$—	$—	$—	$—

The following table presents the amount of revenue and interest related to non-participating traditional and limited-pay insurance contracts recognized in the Consolidated Income Statements (in millions):

	Gross Premiums		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Payout Annuities	$10	$16	$40	$42
Closed Block Life	390	433	170	172
Closed Block Annuity	—	—	210	222
Total	$400	$449	$420	$436

The following table presents the weighted average interest rate for the reserves for future policy benefits at the cohort's level for the locked-in discount rate (interest accretion rate), and current discount rate, weighted by the cohort's benefit reserve amount:

	December 31,
	2022	2021
Payout Annuities
Interest accretion rate	3.71%	3.63%
Current discount rate	5.40%	2.58%
Closed Block Life
Interest accretion rate	3.01%	3.10%
Current discount rate	5.34%	2.63%
Closed Block Annuity
Interest accretion rate	4.40%	4.40%
Current discount rate	5.41%	2.65%

The following table presents a roll-forward of Closed Block Life additional liabilities for annuitization, death and other insurance benefits (in millions):

	Years Ended December 31,
	2022	2021
Balance, beginning of year	$1,173	$1,185
Beginning of period cumulative effect of changes in shadow adjustments	(14)	(37)
Beginning balance excluding shadow	1,159	1,148
Effect of changes in cash flow assumptions	6	—
Effect of actual variances from expected experience	58	57
Issuances	—	—
Interest accrual	56	56
Net assessments collected	(107)	(102)
Effect of changes in discount rate assumptions	—	—
Ending balance excluding shadow	1,172	1,159
End of period cumulative effect of changes in shadow adjustments	(41)	14
Balance, end of year	$1,131	$1,173

The following table presents the weighted average duration of Closed Block Life additional liabilities for annuitization, death and other insurance benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	December 31,
	2022	2021
Weighted average duration (years)	8.1	7.7

The significant assumptions used in the additional liability for annuitization, death and other insurance benefits calculation consists of mortality, persistency, investment returns, and crediting rate. We have undertaken a comprehensive review of the significant assumptions used in the additional liability for annuitization, death and other insurance benefits calculation, and did not make any significant changes to the mortality, persistency, investment returns, or crediting rates in 2022 or 2021.

The following table presents assessments and interest expense of Closed Block Life additional liabilities for annuitization, death and other insurance benefits recognized in the Consolidated Income Statements (in millions):

	Assessments		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Additional liability for annuitization, death and other insurance benefits	$(107)	$(102)	$56	$56

The following table presents the weighted average current discount rate of Closed Block Life additional liabilities for annuitization, death and other insurance benefits, applied at the cohort level weighted by reserve benefit amount:

	December 31,
	2022	2021
Weighted average current discount rate	4.96%	4.93%